Share-Based Compensation to Employees	12 Months Ended
Dec. 31, 2023
Share-Based Compensation to Employees [Abstract]
SHARE-BASED COMPENSATION TO EMPLOYEES

13. SHARE-BASED COMPENSATION TO EMPLOYEES

On September 14, 2020, the Company granted 200 ordinary shares (after giving effect to share consolidation effected in November 2023. See Note 14) to Mr. Ke Chen, one of the independent directors, as compensation expenses. The ordinary shares were fully vest on September 30, 2021.

On September 14, 2020, the Company granted 200 ordinary shares (after giving effect to share consolidation effected in November 2023. See Note 14) to Mr. Zhihong Tan, one of the independent directors, as compensation expenses. The ordinary shares were immediately vest on grant date.

For the year ended December 31, 2023, the Company did not grant share-based compensation to employees.

A summary of the restricted ordinary shares activities for years ended December 31, 2022 and 2021 is presented below.

	Number of Shares	Weighted average grant date fair value
		US$
December 31, 2020	200	30.1
Vested	200	30.1
December 31, 2021	-	-
Granted	200	9.7
Vested	200	9.7
December 31, 2022	-	-

For the years ended December 31, 2023, 2022 and 2021, the Company recognized share-based compensation expenses of $nil, $2 and $4, respectively, in the account of “general and administrative expenses”. As of December 31, 2023, there are no unrecognized compensation expense.